Segment Reporting and Major Customers - Operating Results (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Segment Reporting
Adjusted operating income	$ 1,134,894	$ 999,564	$ 856,995
Share-based compensation	48,758	42,409	43,728
Operating income	822,738	734,044	573,382
Nonoperating expenses, net	(162,974)	(116,482)	(112,350)
Income before income taxes and equity in income of equity investments	659,764	617,562	461,032
Net revenue	3,815,900	3,400,332	3,041,876
Add: reimbursable items, interchange and assessment expenses	212,311	1,527,633	1,128,201
Total revenues	4,028,211	4,927,965	4,170,077
Selling, general and administrative expenses
Segment Reporting
Share-based compensation	48,800	42,400	43,700
Issuer Solutions
Segment Reporting
Total revenues	1,868,305	1,751,468	1,680,763
Merchant Solutions
Segment Reporting
Total revenues	1,353,619	2,431,262	1,828,469
Consumer Solutions
Segment Reporting
Total revenues	806,287
Netspend
Segment Reporting
Total revenues		745,235	660,845
Operating Segments
Segment Reporting
Net revenue	$ 3,869,325	$ 3,445,511	$ 3,077,574
Operating margin on net revenue	29.70%	29.40%	28.20%
Operating Segments | Issuer Solutions
Segment Reporting
Adjusted operating income	$ 608,392	$ 574,580	$ 525,025
Net revenue	$ 1,718,177	$ 1,594,959	$ 1,515,462
Operating margin on net revenue	35.40%	36.00%	34.60%
Operating Segments | Merchant Solutions
Segment Reporting
Adjusted operating income	$ 484,197	$ 391,466	$ 307,595
Net revenue	$ 1,344,718	$ 1,103,682	$ 898,533
Operating margin on net revenue	36.00%	35.50%	34.20%
Operating Segments | Netspend
Segment Reporting
Adjusted operating income	$ 193,472	$ 182,082	$ 160,371
Net revenue	$ 806,430	$ 746,870	$ 663,579
Operating margin on net revenue	24.00%	24.40%	24.20%
Corporate Administration and Other
Segment Reporting
Adjusted operating income	$ (151,167)	$ (148,564)	$ (135,996)
Intersegment
Segment Reporting
Net revenue	(53,425)	(45,179)	(35,698)
Segment Reconciling Items
Segment Reporting
TransFirst and Cayan merger & acquisition (M&A) and integration expenses	26,550	13,367	28,176
Litigation, claims, judgements or settlements		1,947	21,719
Acquisition intangible amortization	$ 236,848	$ 207,797	$ 189,990